Agreement to acquire OCI Global's methanol business - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Total debt		$ 2,752,900	$ 2,414,935
Senior Unsecured Notes
Disclosure of detailed information about business combination [line items]
Total debt	$ 600,000
Term Loan
Disclosure of detailed information about business combination [line items]
Total debt	550,000
OCI Global Acquisition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,180,000
Number of shares issued (in shares)	9.9
Equity interests of acquirer	$ 340,000
Par value per share	$ 34.14
Adjustments for debt	$ 10,000
Adjustments settled in cash	100,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	30,000
OCI Global Acquisition | Other Expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	6,000
OCI Global Acquisition | Operating Expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 24,000
OCI Global Acquisition, Ammonia Methanol Facility
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
OCI Global Acquisition, Natgasoline Methanol Facility
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%
OCI Global Acquisition, Low-Carbon Methanol Facility
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
OCI Global Acquisition, Idled Menthanol Facility
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%